SENIOR UNSECURED DEBT (Narrative) (Details) - Senior Notes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2017	Oct. 18, 2016
Senior Notes Due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 53,600,000.0
Stated interest rate				6.875%
Discount (premium) and direct issuance costs	$ 3,266,000	$ 3,802,000		$ 3,800,000
Notes payable, fair value disclosure	53,100,000
Interest expense, including amortization of discount and debt issuance costs	$ 4,000,000	$ 1,200,000
Senior Notes Due 2026 [Member] | On or after August 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption percentage	100.00%
Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 69,000,000.0
Stated interest rate			7.25%
Discount (premium) and direct issuance costs	$ (2,437,000)		$ (2,800,000)
Notes payable, fair value disclosure	69,600,000
Interest expense, including amortization of discount and debt issuance costs	$ 4,900,000
Senior Notes Due 2024 [Member] | On or after January 30, 2020 [Member]
Debt Instrument [Line Items]
Redemption percentage	100.00%